Fair value measurements and Hedging - Derivative instruments effect on statement of operations (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Interest and finance costs
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other comprehensive income/(loss) (Note 7)	$ 633	$ (998)
Total Gain/(loss) recognized	633	(998)
Gain/(loss) on forward freight agreements and bunker swaps, net
Total Gain/(loss) recognized	(3,939)	(1,537)
Forward Freight Agreements [Member]
Gain/(loss) on forward freight agreements and bunker swaps, net
Realized gain/(loss) on forward freight agreements and freight options	1,023	(39)
Unrealized gain/(loss) on forward freight agreements and freight options	(1,169)	(1,560)
Bunker Swaps [Member]
Gain/(loss) on forward freight agreements and bunker swaps, net
Realized gain/(loss) on bunker swaps	(4,085)	58
Unrealized gain/(loss) on bunker swaps	$ 292	$ 4